Summary of significant accounting policies - Revenue recognition, Backlog (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Disaggregation of Revenue
Number of performance obligations | item	1
Period of receiving home closing proceeds (in days)	5 days
Revenue recognized	$ 477,045,949	$ 432,891,510	$ 327,254,305
Contract asset included in Prepaid expense and other assets	611,343	1,361,590
Contract liability included in Other accrued expenses	305,701	957,926
Loss on contracts recognized	$ 0	$ 0	$ 0
Number of units in backlog | item	276	800
Backlog revenue	$ 86,000,000	$ 210,000,000
Backlog cancellation rate	17.50%	14.20%	11.40%
Sale Leaseback Of Model Homes
Disaggregation of Revenue
Revenue recognized	$ 5,188,716
Contract asset included in Prepaid expense and other assets	435,264
Contract liability included in Other accrued expenses	435,264
Transferred at Point in Time
Disaggregation of Revenue
Revenue recognized	456,792,005	$ 419,714,758	$ 318,041,199
Transferred over Time
Disaggregation of Revenue
Revenue recognized	$ 20,253,944	$ 13,176,752	$ 9,213,106